Assets and Liabilities Held for Sale - Summary of Assets and Liabilities Classified as Held for Sale (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Non-current Assets Held for Sale [Line Items]
Goodwill and intangibles	€ 29,493	€ 28,401
Property, plant and equipment	10,347	10,411
Deferred tax assets	1,117	1,085
Other non-current assets	648	557
Current assets
Inventories	4,301	3,962
Trade and other receivables	6,485	5,222
Current tax assets	472	488
Cash and cash equivalents	3,230	3,317
Current assets	15,481	16,983
Assets held for sale	119	3,224
Current liabilities
Trade payables and other current liabilities	14,457	13,426
Current tax liabilities	1,445	1,088
Total current liabilities	19,772	23,177
Non-current liabilities
Provisions	697	794
Financial liabilities	21,650	16,462
Deferred tax liabilities	1,923	1,913
Total non current liabilities	27,392	22,721
Liabilities held for sale	11	170
Non-Current Assets Held for Sale [member]
Non-current Assets Held for Sale [Line Items]
Property, plant and equipment	4	30
Disposal Groups Held for Sale [member]
Non-current Assets Held for Sale [Line Items]
Goodwill and intangibles	82	2,311
Property, plant and equipment	19	552
Deferred tax assets		145
Other non-current assets		1
Total non-current assets	101	3,009
Current assets
Inventories	8	130
Trade and other receivables	2	18
Current tax assets		13
Cash and cash equivalents		19
Other	4	5
Current assets	14	185
Assets held for sale	119	3,224
Current liabilities
Trade payables and other current liabilities	5	106
Current tax liabilities		11
Provisions		1
Total current liabilities	5	118
Non-current liabilities
Pensions and post-retirement healthcare liabilities	2	9
Provisions		1
Financial liabilities	1
Deferred tax liabilities	3	42
Total non current liabilities	6	52
Liabilities held for sale	€ 11	€ 170